UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08535

LIGHT REVOLUTION FUND, INC.

(Exact name of registrant as specified in charter)

                                                   704 Court A
                                                                Tacoma, WA                             98402

                                                              (Address of principal executive offices)

                                                                       (Zip code)

Henry Hewitt

Light Revolution Fund, Inc.

704 Court A

Tacoma, WA 98402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 463-3957

Date of fiscal year end: October 31, 2004

Date of reporting period: May 1, 2004 – July 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LIGHT REVOLUTION FUND
Schedule of Investments
July 31, 2004 (Unaudited)

Shares		Market Value

COMMON STOCK -98.00%

Banks - 5.50%
2,976	The Bank of New York Co., Inc.	$ 85,500
1,577	Wells Fargo & Company	90,536
		176,036

Broadcast & Cable TV - 3.12%
1,822	Cox Communications, Inc. *	50,251
3,066	DIRECTV *	49,700
		99,951

Business Services - 2.52%
2,355	Fiserv, Inc. *	80,682

Communication Services - 3.55%
3,596	Nextel Communications, Inc.*	82,025
1,712	UT StarCom, Inc. *	31,244
		113,269

Computer Networks - 1.57%
2,400	Cisco Systems, Inc. *	50,208

Computer Services - 3.99%
4,360	Seagate Technology	50,009
3,334	SunGard Data System, Inc. *	77,716
		127,725

Computer Software - 17.31%
1,257	Adobe Systems, Inc.	53,020
2,834	Electronic Arts, Inc. *	142,068
1,336	Infosy Technologies Ltd. ADR	67,000
1,203	Intuit, Inc. *	45,040
2,018	Microsoft Corporation, Inc.	57,493
1,392	SAP AG ADR	55,694
1,836	Symantec Corporation *	85,851
1,859	Synopsys, Inc. *	46,940
		553,107

Computer Storage Devices - 1.45%
1,905	SanDisk Corp. *	46,330

Computer Mainframes - 1.65%
604	International Business Machines Corporation	52,590

Computer Mini/Micro - 7.50%
5,355	Apple Computer, Inc.*	173,181
1,870	Dell, Inc. *	66,329
		239,510

Computer Peripheral Equipment - 4.23%
1,529	Lexmark International, Inc. Class A *	135,317

Conglomarates - 2.32%
3,058	Koninklijke Philips Electronics	74,095

Diversified Operation - 1.77%
4,589	Corning Corp. *	56,720

Electronic Equipment - 2.24%
6,095	AU Optronic Corp	71,619

Electronic Semiconductors - 2.95%
1,981	Intel Corp.	48,297
2,160	Texas Instruments Inc.	46,073
		94,370

Entertainment & Media - 2.56%
3,054	Comcast Corporation Cl A Special Non-Voting *	81,847

Financial Services - 4.39%
3,148	First Data Corp.	140,432

Household Appliances - 1.44%
1,329	Sony Corporation ADR	46,050

Imaging & Graphics - 4.19%
2,732	Canon, Inc. ADR	133,868

Internet - 4.86%
5,040	Yahoo, Inc. *	155,232

Leisure Services - 1.96%
2,709	The Walt Disney Company	62,551

Motion Pictures - 2.78%
1,303	Pixar *	88,917

Photo Equipment & Supplies - 1.59%
1,685	Fuji Photo Film ADR	50,954

Retail - 5.91%
825	CDW Corp.	53,048
1,734	eBay, Inc. *	135,824
		188,872

Telecommunications - 8.75%
4,086	China Mobile Limited ADR	59,329
5,978	Nokia Corp. ADS	69,464
2,179	QUALCOMM, Inc. *	150,809
		279,602

TOTAL COMMON STOCK (Cost $2,874,437)		3,199,852

CASH EQUIVALENTS - 0.25%
8,081	Wisconsin Corporate Central Credit Union Variable Demand Note .55%	8,081

TOTAL INVESTMENTS - 100.35%		3,207,933

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.35%)		(11,397)

NET ASSETS - 100.00%		$ 3,196,536

* Non-Income producing securities.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIGHT REVOLUTION FUND, INC.

By : /s/ Henry Hewitt

      Henry Hewitt

      President and Director

Date     SEPT 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Henry Hewitt

      Henry Hewitt

      President and Director

Date     SEPT 24, 2004

By : /s/ Henry Hewitt

      Henry Hewitt

      Chief Financial Officer and Director

Date     SEPT 24, 2004